UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2000



                          Beford Falls Investors, L.P.
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Name of Institutional Investment Manager

     660 Madison Avenue               New York           New York          10021
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-03479

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:


Karen Finerman                    President                       (212) 486-8100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Karen Finerman
-------------------------------
Karen Finerman
660 Madison Avenue
New York, New York 10021
08/09/00


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Number of Other Included Managers: None
                                  ---------
Form 13F Information Table Entry Total: 62
                                       ----
Form 13F Information Table Value Total: $109,112,000
                                       --------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          BEFORD FALLS INVESTORS, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 06/30/00

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Abitibi Consolidated Inc.              COM     003924107      375    40000           40000                 40000
AK Steel Holding Corp.                 COM     001547108     1038   129700          129700                129700
Applied Power Inc.                     COM     038225108      838    25000           25000                 25000
ARV Assisted Living                    COM     00204C107      267   266500          266500                266500
At Home Corp                           COM     045919107     1535    73974           73974                 73974
AT&T                                  CALL     001957109     1360    42750   CALL    42750                 42750
B.F. Goodrich & Co                     COM     382388106     1059    31080           31080                 31080
Bestfoods                              COM     08658U101     3809    55000           55000                 55000
Boeing                                CALL     097023105     1254    30000   CALL    30000                 30000
Bogen Communications Int'l             COM     097189104     5445   825043          825043                825043
Bristol-Myers Squibb                  CALL     110122108     1160    20000   CALL    20000                 20000
Brunswick Technologies                 COM     117394106      765    90000           90000                 90000
Cable and Wireless Communication    SPONS ADR  12682P104      707    41625           41625                 41625
C-Cubed Microsystem Inc.               COM     12501N108      883    45000           45000                 45000
CE Franklin Ltd.                       COM     125151100      595    80000           80000                 80000
Columbia Energy Group                 CALL      19764808     1969    30000   CALL    30000                 30000
Columbus McKinnon Corp.                COM     199333105     4856   350000          350000                350000
Conseco                                PUT     208464957      439    45000   PUT     45000                 45000
Critical Path Inc                      COM     22674V100      417     7154            7154                  7154
DaimlerChrysler AG                     COM     D1668R123     3271    62823           62823                 62823
Dominion Resources                     COM     25746U109     1715    40000           40000                 40000
Earthgrains                            COM     270319106     1555    80000           80000                 80000
Edwards Lifesciences Corp              COM     28176E108     1110    60000           60000                 60000
Forest Oil Corporation                 COM     346091606     1347    84500           84500                 84500
General Dynamics Corp                  COM     369550108     2090    40000           40000                 40000
Genuity Inc.                           COM     37248E103      145    15800           15800                 15800
Global Crossing Ltd                    COM     G3921A100     3771   143300          143300                143300
Gold Banc Corp                         COM     379987108      594   118700          118700                118700
GST Global Telecom Inc                 COM     37934X100     1203   110000          110000                110000
Harmonic Inc                           COM     413160102      338    13676           13676                 13676
International Paper                   CALL     460146103     1043    35000   CALL    35000                 35000
Ivillage Inc.                          COM     46588H105      335    40000           40000                 40000
Johnson  &  Johnson                    COM     478160104     5138    51120           51120                 51120
Kellstrom Industries                   COM     488035106      671   145000          145000                145000
LHS Group Inc.                         COM     501938104     1397    41400           41400                 41400
Lucent Technologies Inc.               COM     549463107     2188    37125           37125                 37125
Maxcor Financial Group, Inc.           COM     31769Q108       23    15000           15000                 15000
MCI Worldcom                           COM     55268B106     5967   130081          130081                130081
MediaOne Group                         COM     58440J104     2321    35000           35000                 35000
Nabisco Group Holdings                 COM     62952P102      259    10000           10000                 10000
Nabisco Group Holdings                CALL     62952P902     1945    75000   CALL    75000                 75000
Nabisco Holdings                       CLA     629526104     1176    22500           22500                 22500
Nabisco Holdings                       CLA     629526904     1176    22500   CALL    22500                 22500
NTL Inc.                               COM     629407107      202     2943            2943                  2943
Ogden Corp.                            COM     676346109     1575   175000          175000                175000
Pfizer Inc.                           CALL     717081953     8580   178750   CALL   178750                178750
Philip Morris                         CALL     718154107     3113   117200   CALL   117200                117200
Qwest Communications Inc.             CALL     749121909     9460   189200   CALL   189200                189200
Ranger Oil Ltd.                        COM     752805101     1830   343400          343400                343400
RJ Reynolds Tobacco Holdings Inc.      PUT     76182K955     1252    44800   PUT     44800                 44800
Roslyn Bancorp Inc                     COM     778162107     1060    63755           63755                 63755
Scottish Power                         COM     81013T705     1282   150800          150800                150800
Smurfit - Stone Container              COM     832727101      193    15000           15000                 15000
Sprint                                 COM     852061100      788    15000           15000                 15000
TC Pipelines LP                        COM     87233Q108      403    24400           24400                 24400
Telecomunicacoes de Sao Paolo          COM     87929A102     2355    85000           85000                 85000
The Walt Disney Co.                   CALL     254687106     2329    60000   CALL    60000                 60000
Vodafone Airtouch PLC                  COM     92857T107      975    23358           23358                 23358
Wesley Jessen VisionCare Inc.          COM     951018100     2417    65000           65000                 65000
Westell Technologies Inc.              CLA     957541105     1054    70290           70290                 70290
Westminster Capital                    COM     960631109       70    25500           25500                 25500
Wyndham International Inc.             COM     983101106      625   250000          250000                250000


